Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	505,207,968	458,916,346
Ordinary shares, shares outstanding (in shares)	505,207,968	458,916,346
Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	174,649,638	63,596,248
Ordinary shares, shares outstanding (in shares)	174,649,638	63,596,248
Parent Company | Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	505,207,968	458,916,346
Ordinary shares, shares outstanding (in shares)	505,207,968	458,916,346
Parent Company | Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	174,649,638	63,596,248
Ordinary shares, shares outstanding (in shares)	174,649,638	63,596,248